Corporate information - Acquisition of interests in other entities and business combinations (Details) R$ in Thousands													1 Months Ended	12 Months Ended
	Sep. 27, 2021 BRL (R$)	Sep. 03, 2021 BRL (R$) item	Apr. 27, 2021 BRL (R$)	Apr. 09, 2021 BRL (R$)	Mar. 10, 2021 BRL (R$)	Mar. 06, 2021 item	Jan. 25, 2021 BRL (R$) shares	Jan. 20, 2021 BRL (R$)	Nov. 11, 2020	Sep. 21, 2020	Jul. 06, 2020 BRL (R$)	Mar. 04, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 BRL (R$)	Jul. 01, 2021 BRL (R$)	Apr. 22, 2021 BRL (R$)	Mar. 12, 2021	Dec. 31, 2020 BRL (R$)	Nov. 27, 2020 BRL (R$)	Nov. 15, 2019	Oct. 25, 2019 BRL (R$)	Oct. 14, 2019	Sep. 20, 2019	Jul. 02, 2018	Jan. 31, 2017	Dec. 31, 2016
Acquisition of interests in other entities and business combinations
Number of students | item						210,000
Geekie
Acquisition of interests in other entities and business combinations
Equity interest acquired (as a percent)								1.36%	1.64%	1.76%	4.62%	10.51%	7.00%							1.17%	18.44%	1.92%	0.96%	1.51%	6.54%	6.54%
Value of additional shares acquired								R$ 4,000
Percentage of ownership interest in subsidiary								57.42%	56.06%	54.43%	52.67%	48.04%	37.53%
Purchase consideration transferred											R$ 5,782	R$ 12,676	R$ 5,761					R$ 187,979	R$ 187,979		R$ 21,892
INCO Limited
Acquisition of interests in other entities and business combinations
Equity interest acquired (as a percent)							30.00%
Payments to acquire interests in other entities	R$ 53,523		R$ 33,195
INCO Limited | Class B common shares
Acquisition of interests in other entities and business combinations
Number of shares acquired | shares							8,571,427
Payments to acquire interests in other entities							R$ 25,000
Me Salva!
Acquisition of interests in other entities and business combinations
Equity interest acquired (as a percent)					60.00%												60.00%
Purchase consideration transferred					R$ 49,515									R$ 49,515
Percentage of equity interest to be acquired					40.00%									40.00%
Estimated addressable market														R$ 5
Additional earn out					R$ 22,196
Tera
Acquisition of interests in other entities and business combinations
Equity interest acquired (as a percent)				23.43%
Payments to acquire interests in other entities				R$ 15,000
Eduqo
Acquisition of interests in other entities and business combinations
Equity interest acquired (as a percent)														100.00%	100.00%	100.00%
Purchase consideration transferred														R$ 31,970	R$ 31,970
Agreement to acquire business, aggregate purchase price																R$ 30,000
Edupass
Acquisition of interests in other entities and business combinations
Equity interest acquired (as a percent)		100.00%												100.00%
Purchase consideration transferred		R$ 15,229												R$ 15,229
Closing costs		5,000
Additional earn out		R$ 11,254
Edupass | Minimum
Acquisition of interests in other entities and business combinations
Number of courses linked with corporate education benefits | item		75,000
COC and Dom Bosco
Acquisition of interests in other entities and business combinations
Academic track record period (in years)						50 years
Number of partner schools | item						800